SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) Lease Segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Basis of Preparation [Abstract]
Number of operating segments | Segment	1
Number of reportable segments | Segment	1
Rent Receivables [Abstract]
Allowance for doubtful accounts | $	$ 0	$ 0
Investment in Finance Lease [Abstract]
Number of leases classified as investment in finance lease | Lease	1
Flight Equipment Held for Operating Lease [Abstract]
Useful life of flight equipment	25 years
Residual value percentage	15.00%
Taxes [Abstract]
Interest on unpaid income taxes and penalties | $	$ 0	$ 0	$ 0